RELATED PARTY TRANSACTIONS - Detail of other balance due from and due to related parties (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
Related Party Transaction [Line Items]
Amounts due from related parties	₫ 5,755,659	$ 237,248,928	₫ 2,425,455	₫ 2,022,630
Related party
Related Party Transaction [Line Items]
Amounts due to related parties	92,615,244	3,817,611,046	69,023,891	₫ 39,244,027
Related party | Other balance due from related parties
Related Party Transaction [Line Items]
Amounts due from related parties	1,435,659	59,178,029	2,425,455
Related party | Other balance due from related parties | VinFast Lithium Battery Pack LLC
Related Party Transaction [Line Items]
Amounts due from related parties	49,557	2,042,745	7,493
Related party | Other balance due from related parties | VHIZ JSC
Related Party Transaction [Line Items]
Amounts due from related parties	64,561	2,661,212	36,760
Related party | Other balance due from related parties | Vinhomes JSC
Related Party Transaction [Line Items]
Amounts due from related parties	72,496	2,988,293	87,735
Related party | Other balance due from related parties | Ecology JSC
Related Party Transaction [Line Items]
Amounts due from related parties			275,215
Related party | Other balance due from related parties | Vinbus Ecology Transport Services LLC
Related Party Transaction [Line Items]
Amounts due from related parties	146,077	6,021,311	75,010
Related party | Other balance due from related parties | GSM JSC
Related Party Transaction [Line Items]
Amounts due from related parties	1,002,473	41,322,053	1,819,845
Related party | Other balance due from related parties | Others
Related Party Transaction [Line Items]
Amounts due from related parties	100,495	4,142,415	123,397
Related party | Other balance due to related parties
Related Party Transaction [Line Items]
Amounts due to related parties	25,560,534	1,053,608,162	23,513,932
Related party | Other balance due to related parties | VHIZ JSC
Related Party Transaction [Line Items]
Amounts due to related parties	18,712,879	771,347,032	18,114,043
Related party | Other balance due to related parties | Vinhomes JSC
Related Party Transaction [Line Items]
Amounts due to related parties	1,029,592	42,439,901	2,386,552
Related party | Other balance due to related parties | GSM JSC
Related Party Transaction [Line Items]
Amounts due to related parties	97,937	4,036,974	16,134
Related party | Other balance due to related parties | Others
Related Party Transaction [Line Items]
Amounts due to related parties	271,336	11,184,501	308,680
Related party | Other balance due to related parties | Vingroup JSC
Related Party Transaction [Line Items]
Amounts due to related parties	5,022,192	207,015,334	2,520,383
Related party | Other balance due to related parties | Vinsmart JSC
Related Party Transaction [Line Items]
Amounts due to related parties	324,940	13,394,064	115,232
Related party | Other balance due to related parties | Vincom Retail Operation JSC
Related Party Transaction [Line Items]
Amounts due to related parties	₫ 101,658	$ 4,190,354	₫ 52,908